Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
March 31, 2022

Dates Covered
Collections Period	03/01/22 - 03/31/22
Interest Accrual Period	03/15/22 - 04/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/22	632,389,842.15	32,245
Yield Supplement Overcollateralization Amount 02/28/22	19,898,114.98	0
Receivables Balance 02/28/22	652,287,957.13	32,245
Principal Payments	30,037,876.41	798
Defaulted Receivables	535,900.89	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/22	18,589,790.03	0
Pool Balance at 03/31/22	603,124,389.80	31,428

Pool Statistics	$ Amount	# of Accounts
Pool Factor	47.16%
Prepayment ABS Speed	1.69%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	3,425,435.66	153
Past Due 61-90 days	1,134,547.39	46
Past Due 91-120 days	195,310.39	10
Past Due 121+ days	0.00	0
Total	4,755,293.44	209

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.76%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	589,748.35
Aggregate Net Losses/(Gains) - March 2022	(53,847.46)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.10%
Prior Net Losses/(Gains) Ratio	-0.04%
Second Prior Net Losses/(Gains) Ratio	0.54%
Third Prior Net Losses/(Gains) Ratio	0.06%
Four Month Average	0.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	6,935,930.48
Actual Overcollateralization	6,935,930.48
Weighted Average Contract Rate	3.93%
Weighted Average Contract Rate, Yield Adjusted	5.69%
Weighted Average Remaining Term	45.53

Flow of Funds	$ Amount
Collections	32,715,902.18
Investment Earnings on Cash Accounts	1,564.24
Servicing Fee	(543,573.30)
Transfer to Collection Account	-
Available Funds	32,173,893.12

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	233,608.39
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	3,092,969.17
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	18,900,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,935,930.48
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	2,962,109.33

Total Distributions of Available Funds	32,173,893.12

Servicing Fee	543,573.30
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 03/15/22	625,117,358.97
Principal Paid	28,928,899.65
Note Balance @ 04/15/22	596,188,459.32

Class A-1
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-2
Note Balance @ 03/15/22	47,117,358.97
Principal Paid	28,928,899.65
Note Balance @ 04/15/22	18,188,459.32
Note Factor @ 04/15/22	3.8885833%

Class A-3
Note Balance @ 03/15/22	416,710,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	416,710,000.00
Note Factor @ 04/15/22	100.0000000%

Class A-4
Note Balance @ 03/15/22	104,620,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	104,620,000.00
Note Factor @ 04/15/22	100.0000000%

Class B
Note Balance @ 03/15/22	37,770,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	37,770,000.00
Note Factor @ 04/15/22	100.0000000%

Class C
Note Balance @ 03/15/22	18,900,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	18,900,000.00
Note Factor @ 04/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	282,884.14
Total Principal Paid	28,928,899.65
Total Paid	29,211,783.79

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	13,742.56
Principal Paid	28,928,899.65
Total Paid to A-2 Holders	28,942,642.21

Class A-3
Coupon	0.48000%
Interest Paid	166,684.00
Principal Paid	0.00
Total Paid to A-3 Holders	166,684.00

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2252729
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.0373323
Total Distribution Amount	23.2626052

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0293808
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	61.8482483
Total A-2 Distribution Amount	61.8776291

A-3 Interest Distribution Amount	0.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4000000

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	106.92
Noteholders' Third Priority Principal Distributable Amount	653.32
Noteholders' Principal Distributable Amount	239.76

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/22	12,588,844.52
Investment Earnings	1,438.74
Investment Earnings Paid	(1,438.74)
Deposit/(Withdrawal)	-
Balance as of 04/15/22	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,894,692.68	$1,735,675.94	$2,806,718.04
Number of Extensions	74	67	110
Ratio of extensions to Beginning of Period Receivables Balance	0.29%	0.26%	0.40%